Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
21	Subsequent events
In early January 2020, an outbreak of a respiratory illness caused by the novel coronavirus
(COVID-19)
was identified in Wuhan, Hubei Province, China, which has spread rapidly to many parts of the world. The Chinese central government and local governments in Wuhan and other cities in China have introduced various temporary measures to contain the coronavirus outbreak, such as extension of the Lunar New Year holiday and travel restrictions, which could impact national and local economics to different degrees. The extent to which
COVID-19
impacts the business and financial results of the Company will depend on future developments, given the uncertainty surrounding the
COVID-19
outbreak, the duration of the business disruption and related financial impact cannot not be reasonably estimated at this time.